Trade and other receivables (Details) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Trade and other receivables
Trade, leases and services receivable	$ 391,345	$ 358,584
Less: allowance for doubtful accounts	(6,352)	(5,966)
Total trade receivables	384,993	352,618
Prepayments	87,846	82,577
Borrowings, deposits and others	53,564	58,857
Guarantee deposits	93	99
Tax receivables	44,366	35,814
Others	47,713	32,380
Total other receivables	233,582	209,727
Total trade and other receivables	618,575	562,345
Non-current	175,727	197,534
Current	442,848	364,811
Total	$ 618,575	$ 562,345